Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurements [Abstract]
Schedule of Assets that are Measured at Fair Value on a Recurring Basis

The following tables present information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2025 and 2024 and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

December 31, 2025	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – Money Market Fund	1	$297,614	$—	$—
Liabilities:
Return of capital subscription shares liability	3	$—	$—	$147,600
December 31, 2024	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – Money Market Fund	1	$3,666,439	$—	$—
August 11, 2025	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Return of capital subscription shares liability	3	$—	$—	$164,000
February 9, 2025	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Equity:
Fair value of 300,000 subscription shares	3	$—	$—	$55,500
December 6, 2024	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Equity:
Fair value of 200,000 subscription shares	3	$—	$—	$878,000

Schedule of Valuation of Subscription Shares	The following table presents the quantitative information regarding market assumptions used in the valuation of return of capital subscription shares liability:
Inputs	August 11, 2025
Market Price	$10.00
Discount for Lack of Marketability	9%
Discount for Probability of Liquidation	50%
Discount for Expected Forfeiture	10%
Inputs	February 9, 2025
Market Price	$1.00
Discount for Lack of Marketability	7%
Discount for Probability of Liquidation	50%
Discount for Expected Forfeiture	20%
Inputs	December 6, 2024
Market Price	$11.92
Discount for Lack of Marketability	8%
Discount for Probability of Liquidation	50%
Discount for Expected Forfeiture	20%
Inputs	December 31, 2025
Market Price	$9.02
Discount for Lack of Marketability	9%
Discount for Probability of Liquidation	50%
Discount for Expected Forfeiture	10%

Schedule of Changes in the Fair Value of Level 3 Warrant Liabilities

The following table presents the changes in the fair value of Level 3 return of capital subscription shares liability:

Return of Capital Subscription Shares Liability
Fair value as of December 31, 2024	$—
Initial measurement on August 11, 2025	164,000
Change in fair value	(16,400)
Fair value as of December 31, 2025	$147,600